The New Ireland Fund, Inc.
Portfolio Holdings (unaudited)

			Value (U.S.)
July 31, 2020		Shares	(Note A)
COMMON STOCKS (99.22%) (a)
COMMON STOCKS OF IRISH COMPANIES (86.29%)
Airlines (5.35%)
Ryanair Holdings PLC *		92,391	$ 1,146,548
Ryanair Holdings PLC - Sponsored ADR *		22,757	1,706,775
			2,853,323
Banks (1.92%)
AIB Group PLC *		418,951	521,635
Bank of Ireland Group PLC *		244,217	503,433
			1,025,068
Beverages (3.25%)
C&C Group PLC		571,128	1,730,714
Building Products (7.88%)
Kingspan Group PLC		58,729	4,202,687
Construction Materials (22.15%)
CRH PLC		325,907	11,808,864
Containers & Packaging (4.01%)
Smurfit Kappa Group PLC		63,851	2,140,576
Food & Staples Retailing (1.77%)
Total Produce PLC		748,397	941,524
Food Products (3.17%)
Glanbia PLC		31,761	384,231
Greencore Group PLC		179,092	299,839
Kerry Group PLC, Series A		7,017	925,758
Origin Enterprises PLC		21,273	79,436
			1,689,264
Health Care Services (4.17%)
UDG Healthcare PLC		85,774	799,423
Uniphar PLC		576,561	1,426,240
			2,225,663
Hotels, Restaurants & Leisure (12.61%)
Dalata Hotel Group PLC		328,468	1,007,926
Flutter Entertainment		2,500	375,357
Flutter Entertainment PLC		35,304	5,337,623
			6,720,906
Household Durables (3.25%)
Cairn Homes PLC		519,333	522,435
Glenveagh Properties PLC *		1,464,771	1,207,802
			1,730,237
Industrial Conglomerates (3.97%)
DCC PLC		23,696	2,119,160
Life Sciences Tools & Services (1.88%)
Malin Corp. PLC *		189,215	1,002,989
Machinery (1.32%)
Mincon Group PLC		718,130	702,117
Marine (1.54%)
Irish Continental Group PLC - UTS		211,562	822,394
Multi-Utilities (1.20%)
Greencoat Renewables PLC		440,825	641,300
Pharmaceuticals (1.34%)
Amryt Pharma PLC *		300,819	712,729
Specialty Retail (2.03%)
Applegreen PLC		251,921	1,080,174
Trading Companies & Distributors (3.48%)
Grafton Group PLC		220,093	1,853,939
TOTAL COMMON STOCKS OF IRISH COMPANIES
(Cost $38,598,289)			46,003,628

COMMON STOCKS OF CANADIAN COMPANIES (1.73%)
Containers & Packaging (1.73%)
IPL Plastics, Inc. *		124,066	922,541
TOTAL COMMON STOCKS OF CANADAIAN COMPANIES
(Cost $722,574)			922,541
COMMON STOCKS OF FRENCH COMPANIES (4.89%)
Building Products (2.39%)
Cie de St-Gobain *		34,747	1,275,799
Multi-Utilities (2.50%)
Veolia Environnement SA		58,643	1,333,910
TOTAL COMMON STOCKS OF FRENCH COMPANIES
(Cost $2,426,138)			2,609,709
COMMON STOCKS OF ITALY COMPANIES (2.70%)
Electric Utilities (2.70%)
Enel S.p.A.		157,887	1,437,467
TOTAL COMMON STOCKS OF ITALY COMPANIES
(Cost $1,121,151)			1,437,467
COMMON STOCKS OF UNITED KINGDOM COMPANIES (1.49%)
Construction & Engineering (1.49%)
Costain Group PLC		1,006,139	794,174
TOTAL COMMON STOCKS OF UNITED KINGDOM COMPANIES
(Cost $862,452)			794,174
COMMON STOCKS OF UNITED STATES COMPANIES (2.12%)
Commercial Services & Supplies (2.12%)
Covanta Holding Corp.		114,645	1,128,107
TOTAL COMMON STOCKS OF UNITED STATES COMPANIES
(Cost $1,478,969)			1,128,107
TOTAL COMMON STOCKS
(Cost $45,209,573)			$ 52,895,626
RIGHTS - –%
- –%
AMRYT EMA CVR * (b)		300,819	–
AMRYT FDA CVR * (b)		300,819	–
AMRYT REVENUE CVR * (b)		300,819	–
			–
TOTAL RIGHTS
(Cost $0)			–

TOTAL INVESTMENTS (99.22%)			52,895,626
(Cost 45,209,573)
OTHER ASSETS AND LIABILITIES (0.78%)			416,005
NET ASSETS (100.00%)			$ 53,311,631

*	Non-income producing security.
ADR	American Depositary Receipt traded in U.S. dollars.
UTS	Units
CVR	Contingent Value Rights
(a)

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

(b)	Value determined using significant unobservable inputs.